Note 7 - Long-term Debt - Annual Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026	$ 15,671
2027	15,671
2028	15,671
2029	91,034
2030	10,232
2031 and thereafter	9,276
Total	$ 157,555	$ 0